Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Entity Registrant Name	7GC & Co. Holdings Inc.
Document Type	S-4/A
Amendment Flag	true
Entity Central Index Key	0001826011
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	388 Market Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	628
Local Phone Number	400-9284
Entity Tax Identification Number	85-3118980
Entity Primary SIC Number	6770
Amendment Description	AMENDMENT NO. 5 TO FORM S-4
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Jack Leeney
Entity Address, Address Line One	388 Market Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	628
Local Phone Number	400-9284